UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1304 West Fairbanks Avenue

Winter Park, FL 32789

(Address of principal executive offices) (Zip code)

CITCO Mutual Fund Services, Inc.

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31/2004

Date of reporting period: 9/30/2004

Item 1. Schedule of Investments.

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2004 (unaudited)

COMMON STOCKS - 95.27%

number of shares		market value
	BALL & ROLLER BEARINGS - 2.91%
59,100	Kaydon Corp.	$1,700,307

	BITUMINOUS COAL & LIGNITE SURFACE - 2.95%
57,200	Pittston Brink’s Group	1,725,724

	BUILDING-MOBILE HOME MANUFACTURED HOUSING - 4.17%
237,000	Champion Enterprises, Inc.*	2,438,730

	CONSUMER CREDIT REPORTING, COLLECTION AGENCIES - 3.36%
72,900	NCO Group, Inc.*	1,964,655

	DIVERSIFIED HOLDINGS - 2.27%
163,000	Quanta Capital Holdings, Ltd.*	1,328,450

	DIVERSIFIED MANUFACTURING - 3.91%
123,000	Federal Signal Corp.	2,285,340

	ELECTRIC & OTHER SERVICES COMBINED - 0.92%
16,500	ALLETE, Inc.	536,250

	HEALTH CARE SUPPLIES - 0.23%
7,000	Sola International, Inc.*	133,350

	INDUSTRIAL AUTOMATION/ROBOTICS - 2.21%
92,100	UNOVA, Inc.*	1,294,005

	INVESTMENT COMPANIES - 3.27%
110,000	MCG Capital Corp.	1,909,600

	MEDICAL - GENERIC DRUGS - 2.24%
56,000	Taro Pharmaceutical Industries, Ltd.*	1,309,280

	MEDICAL SERVICES - 4.61%
73,000	Inverseek Research Group, Inc.*	2,692,970

	MISCELLANEOUS PLASTIC PRODUCTS - 4.12%
96,000	Spartech Corp.	2,409,600

	PHARMACEUTICAL PREPARATIONS - 3.01%
98,300	K-V Pharmaceutical Co. - Class A*	1,759,570

	PUBLISHING - 6.53%
101,000	Interactive Data Corp.*	1,900,820
60,000	John Wiley & Sons, Inc. - Class A	1,917,000

		3,817,820

	REIT - DIVERSIFIED - 0.71%
18,000	Global Signal, Inc.	$412,200

	REIT - HOTELS - 2.59%
132,500	Highland Hospitality Corp.	1,510,500

SMALL-CAP VALUE FUND

	RETAIL - EATING PLACES - 10.52%
67,000	Brinker International, Inc.*	2,087,050
55,000	CBRL Group, Inc.	1,984,400
74,500	Ruby Tuesday, Inc.	2,076,315

		6,147,765

	RETAIL-FAMILY CLOTHING STORES - 3.50%
59,700	Stage Stores, Inc.*	2,042,934

	SERVICES - BUSINESS SERVICES - 5.13%
58,900	Sourcecorp, Inc.*	1,304,046
54,000	Startek, Inc.	1,693,440

		2,997,486

	SERVICES - DATA PROCESSING - 2.87%
188,000	infoUSA, Inc.*	1,675,080

	SPECIAL INDUSTRY MACHINERY - 1.96%
138,000	Axcelis Technologies, Inc.*	1,142,640

	SPECIALTY STORES - 4.41%
48,500	Sonic Automotive, Inc.	972,425
64,000	United Auto Group, Inc.	1,605,760

		2,578,185

	STATE COMMERCIAL BANKS - 3.20%
42,000	North Fork Bancorp, Inc.	1,866,900

	TECHNOLOGY DISTRIBUTION - 2.38%
36,000	Tech Data Corp.*	1,387,800

	TELECOMMUNICATIONS EQUIPMENT - 4.18%
113,000	CommScope, Inc.*	2,440,800

	TELECOMMUNICATIONS SERVICES - 2.04%
35,454	Manitoba Telecome Services, Inc.*	$1,191,963

	THRIFTS & MORTGAGE FINANCE - 3.40%
49,000	The PMI Group, Inc.	1,988,420

	WHOLESALE-MOTOR VEHICLE & PARTS - 1.67%
59,500	Adesa, Inc.	977,585

	Total Common Stocks (cost $47,853,968)	55,665,909

SHORT-TERM INVESTMENTS - 4.64%

number of shares		market value
2,710,588	First American Treasury Obligations Fund Class A	$2,710,588

	Total Short-Term Investments (cost $2,710,588)	2,710,588

	TOTAL INVESTMENTS - 99.91% (identified cost $50,564,556)	58,376,497

	OTHER ASSETS LESS LIABILITIES, NET - 0.09%	53,952

	NET ASSETS - 100.00%	$58,430,449

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of September 30, 2004 (unaudited)

COMMON STOCKS - 95.01%

number of shares		market value
	BALL & ROLLER BEARINGS - 2.78%
5,000	Kaydon Corp.	$143,850

	BUILDING-MOBILE HOME/MANUFACTURING HOUSING - 4.65%
23,400	Champion Enterprises*	240,786

	BUSINESS SERVICES - 2.45%
4,700	NCO Group, Inc.*	126,665

	COMPUTER EQUIPMENT & SOFTWARE - 2.24%
3,000	Tech Data Corp.*	115,650

	DIVERSIFIED MANUFACTURING - 3.59%
10,000	Federal Signal Corp.	185,800

	ELECTRIC & OTHER SERVICES COMBINED - 1.26%
2,000	ALLETE, Inc.	65,000

	INDUSTRIAL AUTOMATION & ROBOTICS - 2.44%
9,000	UNOVA, Inc.*	126,450

	INVESTMENT COMPANIES - 3.19%
9,500	MCG Capital Corp.	164,920

	MEDICAL - GENERIC DRUGS - 2.49%
5,500	Taro Pharmaceutical Industries Ltd.*	128,590

	MEDICAL SERVICES - 4.99%
7,000	Inverseek Research Group, Inc.*	258,230

	MISCELLANEOUS PLASTIC PRODUCTS - 4.37%
9,000	Spartech Corp.	225,900

	MOTOR VEHILES & PARTS - 1.91%
6,000	Adesa, Inc.	98,580

	PHARMACEUTICAL PREPARATIONS - 2.85%
8,250	K-V Pharmaceutical Co. - Class A*	147,675

	PROPERTY/CASUALTY INSURANCE - 2.36%
15,000	Quanta Capital Holdings Ltd.*	122,250

	PUBLISHING - 5.38%
8,000	Interactive Data Corp.*	150,560
4,000	John Wiley & Sons, Inc. - Class A	127,800

		278,360

	RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 4.72%
11,300	CommScope, Inc.*	244,080

	REIT - DIVERSIFIED - 0.80%
1,800	Global Signal, Inc.	41,220

	REIT - HOTELS - 3.20%
14,500	Highland Hospitality Corp.	165,300

	RETAIL - EATING PLACES - 10.36%
6,500	Brinker International, Inc.*	202,475
5,000	CBRL Group, Inc.	180,400

SMALL CAP VARIABLE SERIES

5,500	Ruby Tuesday, Inc.	153,285

		536,160

	RETAIL - FAMILY CLOTHING STORES - 4.56%
6,900	Stage Stores, Inc.*	236,118

	SEMICONDUCTOR EQUIPMENT/MATERIALS - 2.40%
15,000	Axcelis Technologies, Inc.*	124,200

	SERVICES - BUSINESS SERVICES - 5.49%
5,120	SOURCECORP, Inc.*	113,357
5,450	StarTek, Inc.	170,912

		284,269

	SERVICES - DATA PROCESSING - 3.01%
17,500	infoUSA, Inc.*	155,925

	SERVICES - DIVERSIFIED COMMERCIAL - 3.21%
5,500	The Brink’s Co.	165,935

	SPECIALTY STORES - 4.62%
4,900	Sonic Automotive, Inc.	98,245
5,600	United Auto Group, Inc.	140,504

		238,749

	TELECOMMUNICATION SERVICES - 2.55%
3,927	Manitoba Telecom Services Inc.	132,026

	THIFTS & MORTGAGE FINANCE - 3.14%
4,000	The PMI Group, Inc.	162,320

	Total Common Stocks (cost $4,288,780)	4,915,008

SHORT TERM INVESTMENTS - 4.85%

number of shares/principal amount		market value
255,000	Federated Cash Trust Series II Treasury	148,265
165,040	First American Treasury Obligations Fund Cl A	102,368

	Total Short Term Investments (cost $250,633)	250,633

	TOTAL INVESTMENTS - 99.86% (identified cost $4,539,414)	5,165,641

	OTHER ASSETS LESS LIABILITIES, NET - 0.14%	7,416

	NET ASSETS - 100.00%	$5,173,057

*	Non-income producing securities.

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2004 (unaudited)

COMMON STOCKS - 88.63%

		market value
	COATINGS/PAINT - 2.20%
55,500	RPM International, Inc.	$979,575

	CRUDE PETROLEUM & NATURAL GAS - 6.79%
21,400	Anadarko Petroleum Corp.	1,420,104
32,000	Apache Corp.	1,603,520

		3,023,624

	DRUG DISTRIBUTION - 3.68%
19,000	AmerisourceBergen Corp.	1,020,490
14,100	Cardinal Health, Inc.	617,157

		1,637,647

	ELECTRIC LIGHTING & WIRING EQUIPMENT - 1.72%
13,000	Cooper Industries, Inc. - Class A	767,000

	ELECTRIC SERVICES - 2.01%
28,000	American Electric Power Co., Inc.	894,880

	ELECTRONIC COMPONENT-SEMICONDUCTOR - 2.92%
38,000	International Rectifer Corp.*	1,303,400

	GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 3.05%
20,000	Ingersoll-Rand Company Ltd.	1,359,400

	INSURANCE - 5.10%
35,700	Dean Foods Co.*	1,071,714
22,000	PartnerRe Ltd.	1,203,180

		2,274,894

	MEDICAL - HOSPITALS - 4.62%
35,000	Community Health Care*	933,800
55,000	Health Management Associates, Inc.	1,123,650

		2,057,450

	METAL MINING - 5.18%
9,000	Rio Tinto Plc (A)	977,850
39,600	Alcoa, Inc.	1,330,164

		2,308,014

	MILLWOOD, VENEER, PLYWOOD & STRUCTURAL WOOD MEMBERS - 3.26%
42,100	Masco Corp.	1,453,713

	MISCELLANEOUS CHEMICAL PRODUCTS - 1.56%
18,000	Cabot Corp.	694,260

	MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 2.15%
12,000	ITT Industries, Inc.	$959,880

	NATIONAL COMMERCIAL BANKS - 4.28%
15,000	Compass Bancshares, Inc.	657,300

LARGE / MID-CAP VALUE FUND

30,000	SouthTrust Corp.	1,249,800

		1,907,100

	OIL COMPANY - EXPLORATION & PRODUCTION - 2.95%
18,500	Devon Energy Corp.	1,313,685

	OIL COMPANY - INTEGRATED - 3.15%
34,000	Marathon Oil Corp.	1,403,520

	OIL REFINING & MARKETING - 2.16%
12,000	Valero Energy Corp.	962,520

	PUBLIC BUILDING AND RELATED FURNITURE - 1.95%
16,000	Lear Corp.	871,200

	RADIO TELEPHONE COMMUNICATIONS - 2.93%
20,000	Dominion Resources, Inc.	1,305,000

	REAL ESTATE INVESTMENT TRUSTS - 2.19%
22,000	Mack-Cali Realty Corp.	974,600

	RETAIL - DISCOUNT - 2.45%
40,000	BJ’s Wholesale Club	1,093,600

	RETAIL - DRUG STORES & PROPRIETARY STORES - 3.73%
39,500	CVS Corp.	1,664,135

	RETAIL - EATING PLACES - 1.86%
20,000	Outback Steakhouse, Inc.	830,600

	SCIENTIFIC INSTRUMENTS - 1.98%
20,000	Waters Corp.*	882,000

	SPECIAL INDUSTRY MACHINERY - 1.41%
30,000	Veeco Instruments, Inc.*	629,100

	STATE COMMERCIAL BANK - 2.82%
20,000	Bank of New York, Inc.	583,400
33,000	The Colonial Bancgroup, Inc.	674,850

		1,258,250

	SURETY INSURANCE - 1.18%
9,000	MBIA, Inc.	523,890

	TRANSPORTATION - RAILROAD - 2.63%
20,000	Union Pacific Corp.	1,172,000

	UNSUPPORTED PLASTICS FILM & SHEET - 2.60%
25,000	Sealed Air Corp.*	1,158,750

	UTILITIES - 2.39%
25,000	Public Service Enterprise Group, Inc.	1,065,000

	WHOLESALE - DRUGS PROPRIETARIES & DRUGGISTS’ SUNDRIES - 1.73%
30,000	McKesson Corp.	769,500

	Total Common Stocks (cost $32,007,488)	39,498,187

LARGE / MID-CAP VALUE FUND

SHORT-TERM INVESTMENTS - 10.72%

number of shares		market value
2,100,000	Federated Cash Trust Series II Treasury Fund	2,100,000
2,676,025	First American Treasury Obligations Fund, Class A	2,676,025

	Total Short-Term Investments (cost $4,776,025)	4,776,025

	TOTAL INVESTMENTS - 99.35% (identified cost $36,783,513)	44,274,212

	OTHER ASSETS LESS LIABILITIES, NET - 0.65%	289,713

	NET ASSETS - 100.00%	$44,563,925

*	Non-income producing securities
(A)	American Depositary Receipt

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2004 (unaudited)

BONDS - 80.39%

par value		market value
	CORPORATE BONDS - 79.60%
$300,000	American General Finance Corp., 5.375%, 10/01/2012	$313,657
500,000	Amvescap Plc., 6.60%, 05/15/2005	511,515
250,000	Appalachian Power Co., 3.60%, 05/15/2008	248,570
200,000	Archer Daniels Midland Co., 6.625%, 05/01/2029	225,868
700,000	Arrow Electronics, 6.875%, 07/13/2013	758,670
200,000	Avery Dennison Corp., 4.875%, 01/15/2013	202,843
400,000	Bear Stearns Co., Inc., 4.50%, 10/28/2010	403,818
250,000	California Baptist, 5.70%, 01/02/2011	245,000
375,000	Cendant Corp., 6.25%, 01/15/2008	404,531
250,000	Cendant Corp., 6.25%, 03/15/2010	272,164
500,000	Centex Corp., 5.125%, 10/01/2013	498,928
300,000	Cingular Wireless, 5.625%, 12/15/2006	314,068
250,000	CIT Group, Inc., 4.125%, 02/21/2006	254,466
500,000	CIT Group, Inc., 5.00%, 02/13/2014	498,917
200,000	CNA Financial, 6.50%, 04/15/2005	203,861
310,000	CNA Financial, 6.45%, 01/15/2008	331,776
125,000	Computer Sciences Corp., 6.75%, 06/15/2006	132,793
300,000	Computer Sciences Corp., 3.50%, 04/15/2008	299,352
300,000	Computer Sciences Corp., 5.00%, 02/15/2013	304,591
150,000	Cooper Tire & Rubber Co., 7.625%, 03/15/2027	169,486
300,000	Credit Suisse First Boston, 6.50%, 01/15/2012	333,761
500,000	Credit Suisse First Boston, 5.50%, 08/15/2013	520,647
200,000	Credit Suisse First Boston, 5.125%, 01/15/2014	202,544
920,000	CSX Transportation, 4.875%, 11/01/2009	947,091
300,000	Deere & Co., 6.55%, 10/01/2028	335,016
500,000	Deutsche Telekom, 3.875%, 07/22/2008	502,436
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	950,360
315,000	Donnelley R R&Son, 6.625%, 04/15/2029	337,780
187,000	Duke Energy Field, 5.75%, 11/15/2006	195,732
500,000	Florida Power Corp., 4.80%, 03/01/2013	503,625
400,000	Household Finance Corp., 6.75%, 05/15/2011	450,831
200,000	Household Finance Corp., 5.60%, 02/15/2013	201,286
250,000	HSBC USA Capital Trust, 7.53%, 12/04/2026	273,258
500,000	Huntington National Bank, 3.125%, 05/15/2008	492,211
250,000	ICI Wilmington, Inc., 5.625%, 12/01/2013	257,368
250,000	International Paper, 4.25%, 01/15/2009	251,103
250,000	International Lease Finance Corp., 5.75%, 02/15/2007	264,822
200,000	International Lease Finance Corp., 5.80%, 08/15/2007	213,118
300,000	Jersey Cent Power & Light Co., 6.75%, 11/01/2025	303,308
100,000	John Deere Capital Corp., 5.10%, 01/15/2013	103,287
300,000	Kraft Food, Inc., 5.25%, 06/01/2007	314,159
600,000	Kraft Food, Inc., 5.625%, 11/01/2011	634,678
500,000	Kroger Co., 5.50%, 02/01/2013	518,707
250,000	Lehman Brothers Holdings, Inc., 7.00%, 2/1/2008	276,101
250,000	National Rural Utilities Finance Corp., 5.75%, 08/28/2009	268,081
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	769,707

FIXED INCOME FUND

500,000	PPL Capital Funding, 4.33%, 03/01/2009	494,555
300,000	Protective Life, 5.75%, 01/15/2019	294,459
250,000	The Sherman-Williams Co., 7.375%, 02/01/2027	296,505
900,000	Union Pacific Corp., 3.875%, 02/15/2009	896,442
300,000	Unitrin, Inc., 5.75%, 07/01/2007	312,283
300,000	Unitrin, Inc., 4.875%, 11/01/2010	298,249
250,000	Western Baptist College, 6.10%, 12/15/2012	245,000
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	149,695

		20,003,079

	MUNICIPAL BONDS - 0.79%

200,000	North Carolina Eastern Municipal Power Agency, 3.98%, 01/01/2007	199,312

	Total Bonds (amortized cost $19,683,126)	20,202,391

	GOVERNMENT AGENCIES - 15.00%

173,742	GNMA POOL # 599821, 5.00%, 01/15/2018	169,665
165,202	GNMA POOL # 585163, 5.00%, 01/15/2018	178,435
181,972	GNMA POOL # 585180, 5.00%, 02/15/2018	186,888
194,396	GNMA POOL # 592492, 5.00%, 03/15/2018	199,648
478,831	GNMA POOL # 781694, 6.00%, 12/15/2031	497,647
487,180	GNMA POOL # 3544, 5.50%, 04/20/2034	495,630
496,981	GNMA POOL # 3583, 5.50%, 07/20/2034	505,600
496,571	GNMA POOL # 3584, 6.00%, 07/20/2034	514,851
1,002,880	GNMA POOL # 3596, 5.50%, 08/20/2034	1,020,274

	Total Government Agencies (amortized cost $3,741,653.1)	3,768,638

	MONEY MARKET FUNDS - 4.33%

786,783	Federated Cash Trust Series II Treasury Fund, 0.84% (A)	786,783
302,345	First American Treasury Obligations Fund, Class A, 0.98% (A)	302,345

	Total Money Market Funds (amortized cost $1,089,128)	1,089,128

	TOTAL INVESTMENTS - 99.72% (identified cost $24,513,907)	25,060,157

	OTHER ASSETS LESS LIABILITIES, NET - 0.28%	69,430

	NET ASSETS - 100.00%	$25,129,587

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2004 (unaudited)

COMMON STOCKS - 96.47%

number of shares		market value
	AIRCRAFT PART AUXILIARY EQUIPMENT, NEC - 1.90%
8,200	Rockwell Collins	$304,548

	AIRLINES - 1.48%
17,400	Southwest Airlines Co.	236,988

	APPAREL MANUFACTURERS - 1.50%
4,400	Columbia Sportswear Co.*	239,800

	BIOMEDICAL - 3.44%
5,200	Millipore Corp.	248,820
15,400	Protein Design Labs, Inc.*	301,532

		550,352

	BITUMINOUS COAL & LIGNITE SURFACE - 0.97%
2,600	Peabody Energy Corp.	154,700

	COMPUTER STORAGE DEVICES - 1.39%
9,650	Network Appliance, Inc.*	221,950

	CONSUMER PRODUCTS - 1.80%
9,300	Fossil, Inc.*	287,742

	DRILLING OIL & GAS WELLS - 2.82%
8,950	Ensco International, Inc.	292,397
5,200	GlobalSantaFe Corp.	159,380

		451,777

	EDUCATIONAL SERVICES - 1.91%
4,800	Education Management Corp.*	127,872
1,550	Strayer Educational, Inc.	178,266

		306,138

	ELECTRONICS - 2.44%
11,750	Tektronix, Inc.	390,688

	ENTERTAINMENT & LEISURE - 2.09%
7,300	Brunswick Corp.	334,048

	FINANCIAL SERVICES - 1.59%
6,800	CIT Group, Inc.	254,252

	HOUSEHOLD AUDIO & VIDEO EQUIPMENT - 1.08%
1,600	Harman International Industries	172,400

	INTERNET INFRASTRUCTURE SOFTWARE - 1.30%
24,400	TIBCO Software, Inc.*	207,644

	INTERNET SECURITY - 3.42%
3,100	Symantec Corp.*	170,128
19,000	VeriSign, Inc.*	377,720

		547,848

	MACHINERY - 2.39%
9,900	Rockwell Automation, Inc.	$383,130

	MANUFACTURING - INSTRUMENTS - 2.08%
12,300	Thermo Electron Corp.*	332,346

AGGRESSIVE GROWTH FUND

	MEDICAL - DIAGNOSTIC EQUIPMENT - 1.99%
13,200	Cytyc Corp.*	318,780

	MEDICAL - DRUGS - 1.62%
8,100	Caremark RX, Inc.*	259,767

	MEDICAL PRODUCTS - 6.90%
5,300	Cooper Companies, Inc.	363,315
5,100	Inamed Corp.*	243,117
5,550	Kinetic Concepts, Inc.*	291,653
6,000	Varian Medical Systems, Inc.*	207,420

		1,105,505

	MISC. RETAIL STORES - 2.02%
9,900	Petco Animal Supplies Inc.*	323,334

	MOTOR VEHICLE PARTS & ACCESSORIES - 1.46%
5,400	BorgWarner, Inc.	233,766

	NATIONAL COMMERCIAL BANKS - 1.57%
8,300	TCF Financial Corp.	251,407

	NETWORKING PRODUCTS - 2.00%
16,200	Polycom, Inc.*	321,084

	OIL, GAS, FIELD MACHINERY & EQUIPMENT - 0.90%
4,400	National Oilwell, Inc.	144,584

	OIL, GAS, FIELD SERVICES - 0.99%
8,300	Patterson-UTI Energy, Inc.	158,281

	PRINTED CIRCUIT BOARDS - 2.06%
14,285	Jabil Circuit, Inc.*	328,555

	POTASH, SODA & BORAT MINERALS - 1.12%
2,800	Potash Corporation of Saskatchewan, Inc.	179,676

	RETAIL - APPAREL - 1.88%
12,850	AnnTaylor Stores Corp.*	300,690

	SEARCH, DETECTION, NAVIGATION SYSTEMS - 1.17%
3,200	Flir Systems, Inc.*	187,200

	SERVICES - ADVERTISING - 3.85%
4,800	Getty Images, Inc.*	265,440
14,200	TMP Worldwide, Inc.*	349,888

		615,328

	SERVICES - COMMERCIAL - 2.12%
10,025	Iron Mountain, Inc.*	339,346

	SERVICES - COMPUTER - 1.19%
5,200	Anteon International Corp.*	190,580

	SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 2.21%
11,600	Cognizant Technology Solutions Corp.*	$353,916

	SERVICES - HELP SUPPLY SERVICES - 2.70%
9,700	Manpower, Inc.	431,553

	SERVICES - MEDICAL LABORATORIES - 0.98%
3,600	Laboratory Corp. Of America Holdings	157,392

	SERVICES - WASTE DISPOSAL - 1.99%
6,950	Stericycle, Inc.*	319,005

	SERVICES - WEB HOSTING/DESIGN - 3.58%
15,450	Macromedia, Inc.*	310,236
7,350	NAVTEQ Corp.	261,954

		572,190

AGGRESSIVE GROWTH FUND

	SEMICONDUCTORS - 1.43%
7,700	Qlogic Corp.	227,997

	STATE COMMERCIAL BANKS - 1.10%
4,500	UCBH Holdings, Inc.	175,815

	STEEL INVESTMENT FOUNDRIES - 2.59%
6,900	Precision Castparts Corp.	414,345

	TELECOMMUNICATION EQUIPMENT - 2.33%
19,800	Comverse Technology, Inc.*	372,834

	TELEVISION BROADCASTING STATIONS - 3.68%
33,800	UnitedGlobalCom, Inc.*	252,486
10,650	Univision Communications, Inc.*	336,647

		589,133

	THERAPEUTICS - 2.57%
15,400	MGI Pharma, Inc.*	411,026

	WIRELESS EQUIPMENT - 4.87%
26,200	Nextel Partners, Inc.*	434,396
8,350	NII Holdings, Inc.*	344,104

		778,500

	Total Common Stocks (cost $14,638,616)	15,437,937

SHORT-TERM INVESTMENTS - 4.41%
number of shares		market value
705,900	First American Treasury Obligations Fund Class A	705,901

	Total Short-Term Investments (cost $705,901)	705,901

	TOTAL INVESTMENTS - 100.04% (identified cost $15,344,517)	16,143,838

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.88%)	(141,502)

	NET ASSETS - 100.00%	$16,002,336

*	Non-income producing securities
(a)	American Depositary Receipt

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2004 (unaudited)

COMMON STOCKS - 97.69%

number of shares		market value
	ACCIDENT & HEALTH INSURANCE - 2.04%
18,000	AFLAC, Inc.	$705,780

	ADVERTISING AGENCIES - 2.33%
11,000	Omnicom Group, Inc.	803,660

	AEROSPACE & DEFENSE - 3.88%
20,000	L-3 Communications Holdings, Inc.	1,340,000

	AIRCRAFT ENGINES & ENGINE PARTS - 1.35%
5,000	United Technologies Corp.	466,900

	BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 10.41%
29,200	Amgen, Inc.*	1,655,056
24,000	Medimmune, Inc.*	568,800
6,000	Genzyme Corp. - General Division	326,460
28,000	Gilead Sciences, Inc.	1,046,640

		3,596,956

	COMMERCIAL BANKS - REGIONAL - 1.92%
12,000	Commerce Bancorp, Inc.	662,400

	COSMETICS & TOILETRIES - 2.71%
10,000	Avon Products, Inc.	436,800
12,000	The Estee Lauder Companies, Inc.	501,600

		938,400

	DIVERSIFIED MANUFACTURING - 6.30%
14,000	Ingersoll-Rand Co.	951,580
40,000	Tyco International Ltd.	1,226,400

		2,177,980

	E-COMMERCE/SERVICES - 1.06%
4,000	eBay, Inc.*	367,760

	ELECTRONIC CONNECTORS - 1.29%
15,000	Molex, Inc.	447,300

	FINANCE - INVESTMENT BANKING/BROKER - 0.93%
6,000	Legg Mason, Inc.	319,620

	FIRE, MARINE & CASUALTY INSURANCE - 3.87%
19,650	American International Group, Inc.	1,336,003

	FOOD & STAPLES RETAILING - 4.46%
29,000	Wal-Mart Stores, Inc.	1,542,800

	GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 1.08%
4,000	Illinois Tool Works, Inc.	372,680

	HEALTH CARE EQUIPMENT & SUPPLIES - 3.79%
33,000	Boston Scientific Corp.*	1,311,090

	INDUSTRIAL AUTOMATION/ROBOTICS - 1.23%
11,000	Rockwell Automation, Inc.	425,700

	MULTILINE RETAIL - 0.47%
6,000	Family Dollar Stores, Inc.	162,600

LARGE / MID-CAP GROWTH FUND

	NATIONAL COMMERCIAL BANKS - 1.91%
26,250	MBNA Corp.	661,500

	OIL-FIELD SERVICES - 0.76%
6,000	Baker Hughes, Inc.	262,320

	ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 7.05%
11,000	Biomet, Inc.	515,680
14,000	St Jude Medical, Inc.*	1,053,780
11,000	Zimmer Holdings, Inc.*	869,440

		2,438,900

	OFFICE ELECTRONICS - 2.91%
16,500	Zebra Technologies Corp.*	1,006,665

	PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 1.96%
15,000	Colgate Palmolive Co.	677,700

	PHARMACEUTICAL PREPARATIONS - 3.35%
7,000	Allergan, Inc.	507,850
25,000	Teva Pharmaceutical Industries	648,750

		1,156,600

	RETAIL - DISCOUNT - 0.76%
5,000	BJ’s Wholesale Club, Inc.*	262,050

	RETAIL-HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.25%
21,000	Bed Bath & Beyond, Inc.*	779,310

	RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.36%
15,000	Lowe’s Companies, Inc.	815,250

	RETAIL-OFFICE SUPPLIES - 1.29%
15,000	Staples, Inc.	447,300

	SEMICONDUCTORS & RELATED DEVICES - 5.92%
21,000	Analog Devices, Inc.	814,380
34,000	Linear Technology Corp.	1,232,160

		2,046,540

	SOFTWARE - 11.15%
10,000	Mercury Interactive Corp.*	348,800
41,000	SAP AG (a)	1,596,950
34,675	Siebel Systems, Inc.*	261,450
30,000	Symantec Corp.*	1,646,400

		3,853,600

	SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 2.92%
21,000	Stryker Corp.	$1,009,680

	WHOLESALE-GROCERIES & RELATED PRODUCTS - 3.98%
46,000	Sysco Corp.	1,376,320

	Total Common Stocks (cost $30,585,834)	33,771,364

SHORT-TERM INVESTMENTS - 2.33%

number of shares		market value
8,252	Federated Cash Trust Series II Treasury	8,252
796,776	First American Treasury Obligations Fund Class A	796,776

	Total Short-Term Investments (cost $805,028)	805,028

LARGE / MID-CAP GROWTH FUND

TOTAL INVESTMENTS - 100.02% (identified cost $31,390,862)	34,576,392

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (.02%)	(5,343)

NET ASSETS - 100.00%	$34,571,049

*	Non-income producing securities
(a)	American Depositary Receipt

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2004 (unaudited)

MUTUAL FUNDS - 99.31%

number of shares		market value
1,250,406	Timothy Aggressive Growth Fund, Class A*	$7,452,418
2,046,561	Timothy Large/Mid-Cap Growth Fund, Class A*	12,791,007
787,541	Timothy Large/Mid-Cap Value Fund, Class A*	9,269,356
467,654	Timothy Small Cap Value Fund, Class A*	7,323,464

	TOTAL MUTUAL FUNDS (Cost $35,558,235)	36,836,244

SHORT-TERM INVESTMENTS - 0.67%

number of shares		market value
249,560	First American Treasury Obligations Fund, Class A (cost $249,560)	249,560

	TOTAL INVESTMENTS - 99.98% (identified cost $35,807,795)	37,085,804

	OTHER ASSETS LESS LIABILITIES, NET - 0.02%	7,084

	NET ASSETS - 100.00%	$37,092,888

*	Non-income producing securities

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of September 30, 2004 (unaudited)

MUTUAL FUNDS - 98.01%

number of shares		market value
183,526	Timothy Aggressive Growth - Class A*	$1,093,815
59,557	Timothy Fixed Income - Class A	614,032
320,141	Timothy Large Mid Cap Growth - Class A*	2,000,883
120,459	Timothy Large Mid Cap Value - Class A*	1,417,805
69,217	Timothy Small Cap Value - Class A*	1,083,935

	Total Mutual Funds (cost $5,722,082)	6,210,470

SHORT TERM INVESTMENTS - 2.01%

number of shares		market value
127,445	First American Treasury Obligations Fund, Class A (cost $127,445)	127,445

	Total Investments - 100.02% (identified cost $5,849,527)	6,337,915

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.02%)	(1,335)

	Net Assets - 100.00%	$6,336,580

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2004 (unaudited)

MUTUAL FUNDS - 98.99%

number of shares		market value
986,048	Timothy Fixed Income Fund, Class A	$10,166,159
1,094,139	Timothy Large/Mid-Cap Growth Fund, Class A*	6,838,366
884,195	Timothy Large/Mid-Cap Value Fund, Class A*	10,406,976
437,376	Timothy Small Cap Value Fund, Class A*	6,849,316

	Total Mutual Funds (cost $32,061,198)	34,260,817

SHORT-TERM INVESTMENTS - 0.79%
number of shares		market value
274,538	First American Treasury Obligations Fund, Class A (cost $274,538)	274,538

	TOTAL INVESTMENTS - 99.78% (identified cost $32,335,736)	34,535,355

	OTHER ASSETS LESS LIABILITIES, NET - 0.22%	74,584

	NET ASSETS - 100.00%	$34,609,939

*	Non-income producing securities

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of September 30, 2004 (unaudited)

MUTUAL FUNDS - 99.04%

number of shares		market value
134,666	Timothy Fixed Income Fund - Class A	$1,388,410
161,984	Timothy Large Mid Cap Growth Fund - Class A*	1,012,403
120,900	Timothy Large Mid Cap Value Fund - Class A*	1,422,990
507,828	Timothy Plan Money Market Fund	507,828
48,768	Timothy Small Cap Value Fund - Class A*	763,711

	Total Mutual Funds (cost $4,272,665)	5,095,342

SHORT TERM INVESTMENTS - 0.86%
number of shares		market value
43,973	Federated Cash Trust Series II Treasury Fund (cost $43,973)	43,973

	Total Investments - 99.90% (identified cost $4,824,466)	5,139,315

	OTHER ASSETS LESS LIABILITIES - 0.10%	5,263

	Net Assets - 100.00%	$5,144,578

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2004 (unaudited)

SHORT TERM INVESTMENTS - 98.77%

par value		market value
	Government Agencies - 94.88%
$300,000	FHLB DISC CORP 10/01/2004	$300,000
500,000	FHLB DISC CORP 10/08/2004	499,858
500,000	FHLB DISC CORP 10/15/2004	499,703
500,000	FHLB DISC CORP 10/22/2004	499,549
250,000	FHLB DISC CORP 10/27/2004	249,715
400,000	FHLB DISC CORP 11/05/2004	399,374
500,000	FHLB DISC CORP 11/12/2004	499,019
300,000	FHLB DISC CORP 11/17/2004	299,315
300,000	FHLB DISC CORP 11/26/2004	299,188

	Total Government Agencies (amortized cost $3,545,721)	3,545,721

	Money Market Instruments - 3.89%
11,756	Federated Cash Trust Series II Treasury Fund, 0.84%, (A)	11,756
133,525	First American Treasury Obligations Fund, Class A, 0.98% (A)	133,525

	Total Money Market Instruments (amortized cost $145,281)	145,281

	TOTAL INVESTMENTS - 98.77% (identified cost $3,691,002)	3,691,002

	OTHER ASSETS LESS LIABILITIES, NET - 1.23%	46,008

	NET ASSETS - 100.00%	$3,737,010

(A)	Variable rate security; the rate shown represents the rate at September 30, 2004.

PATRIOT FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2004 (unaudited)

COMMON STOCKS - 30.10%

number of shares		market value
	BITUMINOUS COAL & LIGNITE SURFACE - 1.66%
400	Pittston Brink’s Group	12,068

	BUILDING - MOBILE HOME MANUFACTURED HOUSING - 1.27%
900	Champion Enterprises, Inc.*	9,261

	DIVERSIFIED HOLDINGS - 0.84%
750	Quanta Capital Holdings, Ltd.*	6,113

	DIVERSIFIED MANUFACTURING - 1.79%
700	Federal Signal Corp.	13,006

	INDUSTRIAL AUTOMATION/ROBOTICS - 1.54%
800	UNOVA, Inc.*	11,240

	INVESTMENT COMPANIES - 0.72%
300	MCG Capital Corp.	5,208

	MEDICAL - GENERIC DRUGS - 0.32%
100	Taro Pharmaceutical Industries, Ltd.*	2,338

	PHARMACEUTICAL PREPARATIONS - 1.60%
650	K-V Pharmaceutical Co. - Class A*	11,635

	PUBLISHING - 2.20%
500	John Wiley & Sons, Inc. - Class A	15,975

	RETAIL - EATING PLACES - 5.33%
450	Brinker International, Inc.*	14,017
300	CBRL Group, Inc.	10,824
500	Ruby Tuesday, Inc.	13,935

		38,776

	RETAIL - FAMILY CLOTHING STORES - 0.94%
200	Stage Stores, Inc.*	6,844

	SERVICES - BUSINESS SERVICES - 5.21%
700	Moneygram International, Inc.	11,956
450	Startek, Inc.	14,112
500	Viad Corp.	11,865

		37,933

	SPECIAL INDUSTRY MACHINERY - 1.14%
1,000	Axcelis Technologies, Inc.*	8,280

	STATE COMMERCIAL BANKS - 1.84%
350	Capital Crossing Bank	8,904
100	North Fork Bancorp, Inc.	4,445

		13,349

PATRIOT FUND

	TECHNOLOGY DISTRIBUTION - 2.12%
400	Tech Data Corp.*	15,420

	WHOLESALE-MOTOR VEHICLE & PARTS - 1.58%
700	Adesa, Inc.	11,501

	Total Common Stocks (cost $219,563)	218,947

SHORT-TERM INVESTMENTS - 15.52%

112,864	First American Treasury Obligations Fund Class A	$112,864

	Total Short-Term Investments (cost $112,684)	112,864

	TOTAL INVESTMENTS - 45.62% (identified cost $332,427)	331,811

	OTHER ASSETS LESS LIABILITIES, NET - 54.38%	395,540

	NET ASSETS - 100.00%	$727,351

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date: November 29, 2004

By	/s/ Wesley W. Pennington
Wesley W. Pennington, Treasurer

Date: November 29, 2004